Schedule of Investments (unaudited)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	333,586	$ 22,947,381
Kratos Defense & Security Solutions, Inc.(a)(b)	657,433	30,537,763
Mercury Systems, Inc.(a)(b)	477,710	25,729,460
National Presto Industries, Inc.	48,731	4,773,689
Triumph Group, Inc.(a)	291,057	7,494,718
		91,483,011
Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	121,260	2,975,721
Hub Group, Inc., Class A	570,617	19,075,726
		22,051,447
Automobile Components — 3.0%
Adient PLC(a)	790,202	15,377,331
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,120,676	4,572,358
BorgWarner, Inc.	2,066,524	69,187,224
Dana, Inc.	1,219,935	20,921,885
Fox Factory Holding Corp.(a)	392,312	10,176,573
Gentherm, Inc.(a)	290,246	8,211,059
LCI Industries	237,370	21,645,770
Patrick Industries, Inc.	163,483	15,084,577
Phinia, Inc.	183,444	8,161,424
Standard Motor Products, Inc.	195,872	6,017,188
		179,355,389
Automobiles — 0.1%
Winnebago Industries, Inc.	263,517	7,641,993
Banks — 11.5%
Ameris Bancorp	315,567	20,417,185
Atlantic Union Bankshares Corp.	1,339,949	41,913,605
Banc of California, Inc.	1,203,984	16,915,975
Bank of Hawaii Corp.	201,803	13,627,757
BankUnited, Inc.	381,990	13,595,024
Banner Corp.	159,822	10,252,581
Berkshire Hills Bancorp, Inc.	429,181	10,746,692
Brookline Bancorp, Inc.	841,679	8,879,713
Capitol Federal Financial, Inc.	1,147,652	7,000,677
Cathay General Bancorp	329,701	15,011,287
Central Pacific Financial Corp.	96,398	2,702,036
Community Financial System, Inc.	178,948	10,176,773
Customers Bancorp, Inc.(a)	276,297	16,229,686
CVB Financial Corp.	718,813	14,225,309
Dime Community Bancshares, Inc.	370,916	9,992,477
Eagle Bancorp, Inc.	287,563	5,601,727
FB Financial Corp.	178,279	8,076,039
First BanCorp/Puerto Rico	588,553	12,259,559
First Bancorp/Southern Pines NC	389,566	17,175,965
First Commonwealth Financial Corp.	521,409	8,462,468
First Financial Bancorp	479,471	11,631,966
First Hawaiian, Inc.	673,979	16,822,516
Fulton Financial Corp.	906,209	16,348,010
Hanmi Financial Corp.	281,716	6,952,751
Heritage Financial Corp.	320,611	7,643,366
Hilltop Holdings, Inc.	428,410	13,002,244
Hope Bancorp, Inc.	1,192,356	12,793,980
Independent Bank Corp.	400,843	25,207,012
Lakeland Financial Corp.	110,398	6,783,957
National Bank Holdings Corp., Class A	197,056	7,411,276
NBT Bancorp, Inc.	275,577	11,450,224
Northwest Bancshares, Inc.	1,201,541	15,355,694
OFG Bancorp	173,192	7,412,618
Pacific Premier Bancorp, Inc.	912,865	19,252,323
Security	Shares	Value
Banks (continued)
Park National Corp.	46,598	$ 7,793,981
Provident Financial Services, Inc.	1,228,891	21,542,459
Renasant Corp.	866,786	31,143,621
S&T Bancorp, Inc.	169,437	6,408,107
Seacoast Banking Corp. of Florida	799,710	22,087,990
Simmons First National Corp., Class A	1,184,611	22,460,225
Southside Bancshares, Inc.	268,504	7,902,073
Stellar Bancorp, Inc.	430,864	12,055,575
Tompkins Financial Corp.	71,382	4,477,793
Triumph Financial, Inc.(a)(b)	82,037	4,521,059
TrustCo Bank Corp.	178,352	5,960,524
Trustmark Corp.	568,811	20,738,849
United Community Banks, Inc.	1,140,073	33,962,775
Veritex Holdings, Inc.	510,442	13,322,536
WaFd, Inc.	753,907	22,074,397
Westamerica BanCorp	110,658	5,360,274
WSFS Financial Corp.	288,361	15,859,855
		699,002,565
Beverages — 0.1%
MGP Ingredients, Inc.	128,930	3,864,032
National Beverage Corp.(a)	106,394	4,600,477
		8,464,509
Biotechnology — 0.9%
ACADIA Pharmaceuticals, Inc.(a)	361,095	7,788,819
Alkermes PLC(a)	558,337	15,974,022
Arrowhead Pharmaceuticals, Inc.(a)(b)	721,001	11,391,816
Dynavax Technologies Corp.(a)	618,118	6,131,730
Myriad Genetics, Inc.(a)	872,915	4,635,179
Vir Biotechnology, Inc.(a)(b)	869,251	4,381,025
Xencor, Inc.(a)(b)	390,918	3,072,615
		53,375,206
Broadline Retail — 0.6%
Etsy, Inc.(a)(b)	500,208	25,090,433
Kohl’s Corp.(b)	1,047,031	8,878,823
		33,969,256
Building Products — 1.7%
American Woodmark Corp.(a)	140,570	7,502,221
Gibraltar Industries, Inc.(a)	277,361	16,364,299
Hayward Holdings, Inc.(a)(b)	1,342,602	18,527,907
Insteel Industries, Inc.	182,575	6,793,616
Masterbrand, Inc.(a)	1,192,004	13,028,604
Quanex Building Products Corp.	441,821	8,350,417
Resideo Technologies, Inc.(a)	1,396,719	30,811,621
		101,378,685
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	344,445	15,269,247
BGC Group, Inc., Class A	1,602,882	16,397,483
Donnelley Financial Solutions, Inc.(a)(b)	138,710	8,551,472
Moelis & Co., Class A	282,420	17,600,414
StepStone Group, Inc., Class A	266,879	14,811,784
StoneX Group, Inc.(a)(b)	194,018	17,682,801
Virtus Investment Partners, Inc.	37,271	6,760,959
		97,074,160
Chemicals — 4.4%
AdvanSix, Inc.	251,504	5,973,220
Celanese Corp., Class A	1,029,001	56,934,625
Chemours Co. (The)	1,407,723	16,118,428
Element Solutions, Inc.	1,133,108	25,664,896
FMC Corp.	1,174,802	49,047,984
HB Fuller Co.	509,699	30,658,395

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Ingevity Corp.(a)	169,309	$ 7,295,525
Innospec, Inc.	117,378	9,870,316
Koppers Holdings, Inc.	189,144	6,080,980
Minerals Technologies, Inc.	298,448	16,435,531
Quaker Chemical Corp.	128,047	14,333,581
Sensient Technologies Corp.	187,689	18,491,120
Stepan Co.	199,611	10,894,769
		267,799,370
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	585,299	27,631,966
Brady Corp., Class A, NVS	148,224	10,074,785
CoreCivic, Inc.(a)	482,530	10,166,907
Deluxe Corp.	420,053	6,683,043
Enviri Corp.(a)	755,769	6,560,075
Healthcare Services Group, Inc.(a)	685,822	10,307,905
HNI Corp.	210,165	10,335,915
MillerKnoll, Inc.	637,178	12,373,997
Pitney Bowes, Inc.	786,052	8,575,827
UniFirst Corp.	77,630	14,611,519
Vestis Corp.	1,078,324	6,178,796
		123,500,735
Communications Equipment — 1.3%
Calix, Inc.(a)	325,553	17,316,164
Digi International, Inc.(a)(b)	143,929	5,017,365
Extreme Networks, Inc.(a)	651,289	11,690,638
Harmonic, Inc.(a)	524,807	4,969,922
NetScout Systems, Inc.(a)	670,868	16,644,235
Viasat, Inc.(a)(b)	801,509	11,702,031
Viavi Solutions, Inc.(a)	1,196,773	12,051,504
		79,391,859
Construction & Engineering — 1.0%
Arcosa, Inc.	165,286	14,331,949
Everus Construction Group, Inc.(a)(b)	249,427	15,846,097
MYR Group, Inc.(a)(b)	62,779	11,391,250
WillScot Holdings Corp., Class A	651,862	17,861,019
		59,430,315
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	437,805	25,007,421
Encore Capital Group, Inc.(a)(b)	219,603	8,500,832
EZCORP, Inc., Class A, NVS(a)(b)	488,651	6,782,476
Navient Corp.	684,966	9,658,021
PRA Group, Inc.(a)(b)	371,649	5,481,823
World Acceptance Corp.(a)	29,550	4,879,296
		60,309,869
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	303,298	11,146,201
Grocery Outlet Holding Corp.(a)(b)	922,045	11,451,799
PriceSmart, Inc.	234,082	24,587,973
SpartanNash Co.	318,330	8,432,562
United Natural Foods, Inc.(a)	569,244	13,269,078
		68,887,613
Containers & Packaging — 0.8%
O-I Glass, Inc.(a)(b)	1,454,834	21,444,253
Sealed Air Corp.	843,674	26,179,204
		47,623,457
Diversified Consumer Services — 0.6%
Matthews International Corp., Class A	293,817	7,025,165
Mister Car Wash, Inc.(a)(b)	473,598	2,846,324
Security	Shares	Value
Diversified Consumer Services (continued)
Perdoceo Education Corp.	272,310	$ 8,901,814
Strategic Education, Inc.	224,955	19,150,419
		37,923,722
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	683,875	12,193,491
American Assets Trust, Inc.	183,948	3,632,973
Armada Hoffler Properties, Inc.	271,996	1,868,613
Global Net Lease, Inc.	1,802,794	13,611,095
		31,306,172
Diversified Telecommunication Services — 0.3%
Lumen Technologies, Inc.(a)	4,727,976	20,708,535
Electric Utilities — 0.5%
MGE Energy, Inc.	130,590	11,549,379
Otter Tail Corp.	216,765	16,710,414
		28,259,793
Electrical Equipment — 0.4%
Sunrun, Inc.(a)(b)	2,148,970	17,578,574
Vicor Corp.(a)(b)	96,235	4,365,220
		21,943,794
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.(b)	180,619	23,932,018
Arlo Technologies, Inc.(a)(b)	421,314	7,145,486
Benchmark Electronics, Inc.	149,086	5,789,009
CTS Corp.	112,276	4,784,080
ePlus, Inc.(a)(b)	131,304	9,467,018
Insight Enterprises, Inc.(a)(b)	258,250	35,660,451
Knowles Corp.(a)(b)	818,022	14,413,548
PC Connection, Inc.	113,113	7,440,573
Plexus Corp.(a)	81,532	11,032,095
Ralliant Corp.(a)	1,064,714	51,627,982
Rogers Corp.(a)	158,552	10,857,641
Sanmina Corp.(a)(b)	261,478	25,580,393
ScanSource, Inc.(a)	195,520	8,174,691
TTM Technologies, Inc.(a)	458,811	18,728,665
Vishay Intertechnology, Inc.	1,056,642	16,779,475
		251,413,125
Energy Equipment & Services — 1.0%
Bristow Group, Inc.(a)(b)	232,696	7,671,987
Core Laboratories, Inc.(b)	228,066	2,627,320
Helix Energy Solutions Group, Inc.(a)	572,969	3,575,327
Helmerich & Payne, Inc.	391,667	5,937,672
Innovex International, Inc.(a)(b)	363,309	5,674,887
Liberty Energy, Inc., Class A	685,449	7,868,954
Patterson-UTI Energy, Inc.	3,303,580	19,590,229
ProPetro Holding Corp.(a)	757,768	4,523,875
RPC, Inc.	388,271	1,836,522
		59,306,773
Financial Services — 3.5%
Enact Holdings, Inc.	206,405	7,667,946
EVERTEC, Inc.	210,986	7,606,045
HA Sustainable Infrastructure Capital, Inc.	523,203	14,053,233
Jackson Financial, Inc., Class A	416,274	36,960,968
Mr. Cooper Group, Inc.(a)	601,796	89,793,981
NCR Atleos Corp.(a)(b)	386,878	11,037,629
Radian Group, Inc.	694,895	25,030,118
Walker & Dunlop, Inc.	303,629	21,399,772
		213,549,692
Food Products — 0.9%
B&G Foods, Inc.	745,630	3,154,015

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Fresh Del Monte Produce, Inc.	315,543	$ 10,229,904
J & J Snack Foods Corp.	65,873	7,470,657
John B Sanfilippo & Son, Inc.	85,819	5,427,193
Simply Good Foods Co. (The)(a)	466,879	14,748,708
Tootsie Roll Industries, Inc.	68,084	2,277,410
TreeHouse Foods, Inc.(a)(b)	427,469	8,301,448
WK Kellogg Co.	239,029	3,810,122
		55,419,457
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	94,340	11,341,555
MDU Resources Group, Inc.	1,921,786	32,036,172
Northwest Natural Holding Co.	379,126	15,058,885
		58,436,612
Ground Transportation — 1.2%
ArcBest Corp.	215,484	16,594,423
Heartland Express, Inc.	403,962	3,490,231
Hertz Global Holdings, Inc.(a)(b)	1,163,660	7,947,798
Marten Transport Ltd.	548,247	7,121,728
RXO, Inc.(a)(b)	710,865	11,174,798
Schneider National, Inc., Class B	442,105	10,676,836
Werner Enterprises, Inc.	580,794	15,890,524
		72,896,338
Health Care Equipment & Supplies — 2.4%
Avanos Medical, Inc.(a)	438,013	5,361,279
CONMED Corp.	290,999	15,155,228
Embecta Corp.	553,562	5,364,016
Enovis Corp.(a)(b)	537,257	16,848,380
Integra LifeSciences Holdings Corp.(a)	628,387	7,710,308
Neogen Corp.(a)(b)	1,857,582	8,879,242
Omnicell, Inc.(a)	440,580	12,953,052
QuidelOrtho Corp.(a)	623,319	17,964,054
STAAR Surgical Co.(a)(b)	201,825	3,386,623
Teleflex, Inc.	415,609	49,191,481
		142,813,663
Health Care Providers & Services — 1.9%
AdaptHealth Corp.(a)(b)	992,598	9,360,199
Addus HomeCare Corp.(a)	64,850	7,470,071
AMN Healthcare Services, Inc.(a)	359,909	7,439,319
Concentra Group Holdings Parent, Inc.	604,554	12,435,676
National HealthCare Corp.	42,195	4,515,287
NeoGenomics, Inc.(a)(b)	670,315	4,900,003
Owens & Minor, Inc.(a)(b)	689,028	6,270,155
Pediatrix Medical Group, Inc.(a)	792,007	11,365,300
Premier, Inc., Class A	774,448	16,983,645
Privia Health Group, Inc.(a)	305,211	7,019,853
Progyny, Inc.(a)	350,573	7,712,606
Select Medical Holdings Corp.	979,244	14,864,924
U.S. Physical Therapy, Inc.	72,626	5,679,353
		116,016,391
Health Care REITs — 1.0%
CareTrust REIT, Inc.	919,471	28,135,813
LTC Properties, Inc.	228,937	7,923,509
Medical Properties Trust, Inc.(b)	5,650,680	24,354,431
Universal Health Realty Income Trust	60,127	2,403,276
		62,817,029
Health Care Technology — 0.3%
Certara, Inc.(a)(b)	1,037,580	12,139,686
HealthStream, Inc.	94,572	2,616,807
Security	Shares	Value
Health Care Technology (continued)
Schrodinger, Inc.(a)(b)	248,688	$ 5,003,603
Simulations Plus, Inc.	69,025	1,204,486
		20,964,582
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	1,061,314	12,385,534
Pebblebrook Hotel Trust	557,743	5,571,853
Summit Hotel Properties, Inc.	523,982	2,667,068
		20,624,455
Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants, Inc.(a)(b)	208,007	9,277,112
Bloomin’ Brands, Inc.	710,242	6,115,184
Cheesecake Factory, Inc. (The)	145,710	9,130,189
Cracker Barrel Old Country Store, Inc.	209,389	12,789,480
Golden Entertainment, Inc.	187,800	5,526,954
Jack in the Box, Inc.	177,990	3,107,705
Papa John’s International, Inc.	307,909	15,069,067
Penn Entertainment, Inc.(a)(b)	1,368,437	24,453,969
		85,469,660
Household Durables — 2.8%
Century Communities, Inc.	252,826	14,239,160
Ethan Allen Interiors, Inc.	212,572	5,920,130
Helen of Troy Ltd.(a)(b)	215,611	6,119,040
La-Z-Boy, Inc.	388,334	14,434,375
Leggett & Platt, Inc.	1,271,074	11,337,980
LGI Homes, Inc.(a)(b)	193,714	9,980,145
M/I Homes, Inc.(a)	118,398	13,274,784
Meritage Homes Corp.	675,580	45,243,593
Newell Brands, Inc.	3,928,577	21,214,316
Sonos, Inc.(a)	1,129,449	12,209,344
Tri Pointe Homes, Inc.(a)	417,860	13,350,627
		167,323,494
Household Products — 0.6%
Central Garden & Pet Co.(a)(b)	79,971	2,813,380
Central Garden & Pet Co., Class A, NVS(a)	464,522	14,534,893
Energizer Holdings, Inc.	358,373	7,224,800
WD-40 Co.	49,684	11,332,423
		35,905,496
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class A	325,554	9,851,264
Clearway Energy, Inc., Class C	783,054	25,057,728
		34,908,992
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc.	84,565	4,669,679
LXP Industrial Trust	2,781,662	22,976,528
Terreno Realty Corp.	495,612	27,788,965
		55,435,172
Insurance — 3.2%
AMERISAFE, Inc.	99,162	4,336,354
Assured Guaranty Ltd.	221,246	19,270,527
Employers Holdings, Inc.	108,534	5,120,634
Genworth Financial, Inc., Class A(a)	3,898,076	30,327,031
Horace Mann Educators Corp.	383,537	16,480,585
Lincoln National Corp.	1,606,044	55,569,122
ProAssurance Corp.(a)(b)	482,415	11,013,534
Safety Insurance Group, Inc.	140,082	11,121,110
SiriusPoint Ltd.(a)	866,274	17,663,327
Stewart Information Services Corp.	262,585	17,094,284
United Fire Group, Inc.	200,391	5,751,222
		193,747,730

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)(b)	396,216	$ 6,046,256
Cars.com, Inc.(a)(b)	304,725	3,610,991
IAC, Inc.(a)(b)	612,901	22,885,724
Shutterstock, Inc.	230,368	4,367,777
TripAdvisor, Inc.(a)(b)	369,072	4,816,390
Yelp, Inc.(a)(b)	270,203	9,259,857
Ziff Davis, Inc.(a)(b)	395,849	11,982,349
		62,969,344
IT Services — 0.5%
DXC Technology Co.(a)	1,704,854	26,067,218
Grid Dynamics Holdings, Inc., Class A(a)	202,331	2,336,923
		28,404,141
Leisure Products — 0.4%
Acushnet Holdings Corp.	109,436	7,969,129
Sturm Ruger & Co., Inc.	155,704	5,589,774
Topgolf Callaway Brands Corp.(a)	1,330,741	10,712,465
		24,271,368
Life Sciences Tools & Services — 0.3%
Azenta, Inc.(a)	219,230	6,747,900
Cytek Biosciences, Inc.(a)	975,307	3,316,044
Fortrea Holdings, Inc.(a)	857,061	4,233,881
Mesa Laboratories, Inc.	17,005	1,602,211
		15,900,036
Machinery — 3.2%
Alamo Group, Inc.	54,763	11,959,144
Albany International Corp., Class A	142,019	9,959,793
Astec Industries, Inc.	215,070	8,966,268
Enpro, Inc.	75,204	14,405,326
Franklin Electric Co., Inc.	143,834	12,907,663
Gates Industrial Corp. PLC(a)	733,624	16,895,361
Hillenbrand, Inc.	662,638	13,299,145
JBT Marel Corp.	252,309	30,342,680
Kennametal, Inc.	717,001	16,462,343
Lindsay Corp.	56,209	8,108,148
Proto Labs, Inc.(a)	223,572	8,951,823
Standex International Corp.	39,650	6,204,432
Tennant Co.	175,446	13,593,556
Titan International, Inc.(a)	458,489	4,708,682
Worthington Enterprises, Inc.	291,079	18,524,268
		195,288,632
Marine Transportation — 0.2%
Matson, Inc.	110,532	12,307,738
Media — 0.9%
Cable One, Inc.	43,381	5,891,574
DoubleVerify Holdings, Inc.(a)	558,165	8,355,730
John Wiley & Sons, Inc., Class A	157,534	7,030,742
Scholastic Corp., NVS	222,844	4,675,267
TechTarget, Inc.(a)(b)	144,886	1,125,764
TEGNA, Inc.	1,511,651	25,335,271
Thryv Holdings, Inc.(a)(b)	245,291	2,982,739
		55,397,087
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc.(a)	38,123	4,288,075
Kaiser Aluminum Corp.	150,512	12,025,909
Materion Corp.	195,761	15,537,551
Metallus, Inc.(a)	348,820	5,375,316
MP Materials Corp., Class A(a)(b)	637,076	21,195,518
Security	Shares	Value
Metals & Mining (continued)
SunCoke Energy, Inc.	794,616	$ 6,825,751
Worthington Steel, Inc.	329,290	9,822,721
		75,070,841
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc.	1,202,260	11,637,877
Arbor Realty Trust, Inc.(b)	1,802,004	19,281,443
ARMOUR Residential REIT, Inc.	768,880	12,924,873
Blackstone Mortgage Trust, Inc., Class A	1,591,219	30,630,966
Ellington Financial, Inc.	888,919	11,547,058
Franklin BSP Realty Trust, Inc.	773,253	8,266,075
KKR Real Estate Finance Trust, Inc.	535,696	4,698,054
New York Mortgage Trust, Inc.	849,276	5,690,149
PennyMac Mortgage Investment Trust	818,361	10,524,122
Ready Capital Corp.	1,615,681	7,060,526
Redwood Trust, Inc.	1,250,953	7,393,132
Two Harbors Investment Corp.	978,382	10,537,174
		140,191,449
Multi-Utilities — 0.6%
Avista Corp.	757,725	28,755,664
Unitil Corp.	93,114	4,855,895
		33,611,559
Office REITs — 1.0%
Brandywine Realty Trust	1,625,843	6,974,867
Douglas Emmett, Inc.	661,447	9,948,163
Easterly Government Properties, Inc.	396,729	8,807,384
Highwoods Properties, Inc.	395,456	12,294,727
JBG SMITH Properties	688,138	11,904,787
SL Green Realty Corp.	200,380	12,403,522
		62,333,450
Oil, Gas & Consumable Fuels — 2.8%
California Resources Corp.	654,197	29,877,177
Comstock Resources, Inc.(a)	418,480	11,579,342
Crescent Energy Co., Class A	1,728,472	14,864,859
CVR Energy, Inc.	321,477	8,631,658
Dorian LPG Ltd.	342,195	8,342,714
International Seaways, Inc.	163,183	5,952,916
Magnolia Oil & Gas Corp., Class A	632,989	14,229,593
Par Pacific Holdings, Inc.(a)	485,114	12,870,074
Peabody Energy Corp.	1,143,680	15,348,186
REX American Resources Corp.(a)	137,316	6,688,662
SM Energy Co.	538,272	13,300,701
Talos Energy, Inc.(a)	1,158,107	9,820,747
Vital Energy, Inc.(a)(b)	257,481	4,142,869
World Kinect Corp.	532,592	15,098,983
		170,748,481
Passenger Airlines — 0.4%
Allegiant Travel Co.(a)	136,099	7,478,640
JetBlue Airways Corp.(a)(b)	2,866,087	12,123,548
Sun Country Airlines Holdings, Inc.(a)	369,021	4,335,997
		23,938,185
Personal Care Products — 0.2%
Edgewell Personal Care Co.	442,329	10,354,922
USANA Health Sciences, Inc.(a)(b)	101,589	3,101,512
		13,456,434
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(a)(b)	127,432	2,925,839
Innoviva, Inc.(a)(b)	235,443	4,730,050
Ligand Pharmaceuticals, Inc.(a)(b)	81,659	9,282,995
Organon & Co.	2,444,954	23,667,155

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pacira BioSciences, Inc.(a)	435,511	$ 10,408,713
Prestige Consumer Healthcare, Inc.(a)	185,904	14,844,434
Supernus Pharmaceuticals, Inc.(a)(b)	258,034	8,133,231
		73,992,417
Professional Services — 1.8%
Amentum Holdings, Inc.(a)(b)	1,418,874	33,499,615
CSG Systems International, Inc.	127,294	8,313,571
Heidrick & Struggles International, Inc.	89,829	4,110,575
Korn Ferry	184,583	13,535,471
NV5 Global, Inc.(a)	493,942	11,405,121
Robert Half, Inc.	944,354	38,765,732
		109,630,085
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	2,003,333	22,176,896
eXp World Holdings, Inc.	813,947	7,406,918
Kennedy-Wilson Holdings, Inc.	710,113	4,828,768
Marcus & Millichap, Inc.	227,691	6,992,391
		41,404,973
Residential REITs — 0.3%
Centerspace	69,735	4,197,350
Elme Communities	339,409	5,396,603
Veris Residential, Inc.	434,086	6,463,540
		16,057,493
Retail REITs — 1.3%
Acadia Realty Trust	384,699	7,143,861
Getty Realty Corp.	273,322	7,554,620
Macerich Co. (The)	807,918	13,072,113
Phillips Edison & Co., Inc.	660,475	23,136,439
Saul Centers, Inc.	54,076	1,846,155
SITE Centers Corp.	443,933	5,020,882
Tanger, Inc.	351,262	10,741,592
Urban Edge Properties	473,081	8,827,692
Whitestone REIT	209,230	2,611,190
		79,954,544
Semiconductors & Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor Ltd.(a)(b)	118,772	3,047,690
Axcelis Technologies, Inc.(a)(b)	123,898	8,634,452
CEVA, Inc.(a)(b)	118,426	2,603,003
Cohu, Inc.(a)	437,373	8,415,056
Diodes, Inc.(a)(b)	436,413	23,081,884
FormFactor, Inc.(a)(b)	398,711	13,719,645
Ichor Holdings Ltd.(a)	320,117	6,287,098
Kulicke & Soffa Industries, Inc.	496,306	17,172,188
MaxLinear, Inc.(a)(b)	739,257	10,504,842
Penguin Solutions, Inc.(a)	496,193	9,829,583
Photronics, Inc.(a)	346,048	6,516,084
Qorvo, Inc.(a)	878,423	74,586,897
SolarEdge Technologies, Inc.(a)(b)	388,566	7,926,746
Ultra Clean Holdings, Inc.(a)	424,638	9,584,080
Veeco Instruments, Inc.(a)	563,704	11,454,465
		213,363,713
Software — 1.2%
A10 Networks, Inc.	271,176	5,247,256
Adeia, Inc.	642,897	9,090,563
Alarm.com Holdings, Inc.(a)	187,135	10,586,227
LiveRamp Holdings, Inc.(a)	296,880	9,808,915
N-able, Inc.(a)	381,010	3,086,181
NCR Voyix Corp.(a)(b)	1,295,593	15,197,306
Security	Shares	Value
Software (continued)
Sprinklr, Inc., Class A(a)	674,156	$ 5,703,360
Teradata Corp.(a)	584,443	13,038,923
		71,758,731
Specialized REITs — 0.9%
Four Corners Property Trust, Inc.	434,684	11,697,346
Millrose Properties, Inc., Class A(a)	1,131,110	32,247,946
Safehold, Inc.	431,085	6,707,683
Uniti Group, Inc.	1,232,116	5,322,741
		55,975,716
Specialty Retail — 5.0%
Academy Sports & Outdoors, Inc.	625,704	28,037,796
Advance Auto Parts, Inc.	562,745	26,162,015
American Eagle Outfitters, Inc.	1,482,938	14,265,864
Asbury Automotive Group, Inc.(a)(b)	184,898	44,105,569
Buckle, Inc. (The)	142,238	6,450,493
Caleres, Inc.	322,863	3,945,386
Foot Locker, Inc.(a)	781,935	19,157,408
Group 1 Automotive, Inc.	60,793	26,548,911
Guess?, Inc.	261,695	3,163,893
MarineMax, Inc.(a)(b)	178,948	4,498,753
Monro, Inc.	283,799	4,231,443
National Vision Holdings, Inc.(a)(b)	743,523	17,108,464
Sally Beauty Holdings, Inc.(a)(b)	948,934	8,787,129
Shoe Carnival, Inc.	168,754	3,157,387
Signet Jewelers Ltd.	403,448	32,094,288
Sonic Automotive, Inc., Class A	136,142	10,881,830
Upbound Group, Inc.	484,043	12,149,479
Urban Outfitters, Inc.(a)	292,389	21,209,898
Victoria’s Secret & Co.(a)	750,907	13,906,798
		299,862,804
Technology Hardware, Storage & Peripherals — 1.1%
Corsair Gaming, Inc.(a)	430,923	4,063,604
Sandisk Corp.(a)	1,270,915	57,635,995
Xerox Holdings Corp.	1,096,757	5,779,909
		67,479,508
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	342,737	10,326,666
G-III Apparel Group Ltd.(a)(b)	358,320	8,026,368
Hanesbrands, Inc.(a)(b)	1,574,917	7,213,120
Oxford Industries, Inc.	132,438	5,330,629
Steven Madden Ltd.	231,436	5,549,835
Wolverine World Wide, Inc.	245,598	4,440,412
		40,887,030
Tobacco — 0.2%
Universal Corp.	232,460	13,538,470
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	977,544	57,176,548
Boise Cascade Co.	353,920	30,727,334
DNOW, Inc.(a)	426,252	6,321,317
GMS, Inc.(a)	129,981	14,135,434
Rush Enterprises, Inc., Class A	218,714	11,265,958
		119,626,591
Water Utilities — 1.0%
American States Water Co.	181,094	13,882,666
California Water Service Group	560,271	25,481,125
H2O America	292,565	15,204,603
Middlesex Water Co.	84,047	4,553,667
		59,122,061

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.7%
Gogo, Inc.(a)(b)	302,438	$ 4,439,790
Shenandoah Telecommunications Co.	432,126	5,902,841
Telephone & Data Systems, Inc.(b)	927,654	33,005,929
		43,348,560
Total Long-Term Investments — 99.1% (Cost: $6,590,430,124)		6,007,821,557
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	212,048,660	212,133,480
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	41,637,681	41,637,681
Total Short-Term Securities — 4.2% (Cost: $253,633,304)		253,771,161
Total Investments — 103.3% (Cost: $6,844,063,428)		6,261,592,718
Liabilities in Excess of Other Assets — (3.3)%		(202,616,327)
Net Assets — 100.0%		$ 6,058,976,391

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 212,982,880	$ —	$ (833,155)(a)	$ 27,780	$ (44,025)	$ 212,133,480	212,048,660	$ 330,462 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	59,043,931	—	(17,406,250)(a)	—	—	41,637,681	41,637,681	526,777	—
				$ 27,780	$ (44,025)	$ 253,771,161		$ 857,239	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	164	09/19/25	$ 17,972	$ 409,795
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank NA	USD	53,790	02/09/26	0.40%	1D OBFR01	Monthly	$ 3,038
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		4,789,090	08/19/26	0.40%	1D FEDL01	Monthly	288,809
Jackson Financial, Inc., Class A	HSBC Bank PLC		13,674,460	02/09/28	0.40%	1D OBFR01	Monthly	948,632
Jackson Financial, Inc., Class A	JPMorgan Chase Bank NA		2,801,847	02/09/26	0.40%	1D OBFR01	Monthly	194,371
JBG SMITH Properties	HSBC Bank PLC		18,406	02/09/28	0.40%	1D OBFR01	Monthly	(137)
Lincoln National Corp.	JPMorgan Chase Bank NA		8,121	02/09/26	0.40%	1D OBFR01	Monthly	390
Moelis & Co., Class A	Goldman Sachs Bank USA		3,082,705	08/18/26	0.40%	1D FEDL01	Monthly	308,625
Moelis & Co., Class A	JPMorgan Chase Bank NA		294,689	02/09/26	0.40%	1D OBFR01	Monthly	19,404
United Community Banks, Inc.	JPMorgan Chase Bank NA		187,062	02/09/26	0.40%	1D OBFR01	Monthly	12,978
Total long positions of equity swaps								1,776,110
Net dividends and financing fees								(68,655)
Total equity swap contracts including dividends and financing fees								$ 1,707,455

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 6,007,821,557	$ —	$ —	$ 6,007,821,557
Short-Term Securities
Money Market Funds	253,771,161	—	—	253,771,161
	$ 6,261,592,718	$ —	$ —	$ 6,261,592,718
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 409,795	$ 1,776,247	$ —	$ 2,186,042
Liabilities
Equity Contracts	—	(68,792)	—	(68,792)
	$ 409,795	$ 1,707,455	$ —	$ 2,117,250

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust